Unaudited Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 24,030,717	$ 58,806,333	$ 10,758,436
Accounts receivable, less allowance for doubtful account	8,183,388	6,216,461	10,136,135
Inventory	5,000,262	6,151,110	8,011,472
Prepaid partnership costs – current	9,241,541	9,624,948	11,664,643
Prepaid expenses and other current assets	8,188,495	627,779	847,063
Total current assets	54,644,403	81,426,631	41,417,749
Operating lease right-of-use asset, net	55,087,067	49,434,028	28,120,659
Property and equipment, net	61,188,136	46,457,690	32,809,225
Notes receivable – employee	9,358,913	1,018,543
Other non-current assets	318,840	554,462	563,444
Prepaid partnership costs – non-current	368,878
Intangibles assets, net	1,046,575
Goodwill	221,090
Total assets	182,233,902	178,891,354	102,911,077
Current liabilities
Accounts payable	20,867,142	5,493,498	18,769,048
Accounts payable – due to related party		91,941	47,888
Accrued expenses and other current liabilities	13,918,456	22,231,882	14,027,429
Operating lease liability – current portion	8,465,597	7,483,528	4,154,276
Deferred revenue	7,223,840	7,624,904	8,254,296
Term loans payable – current	19,526,633	10,323,138
Total current liabilities	70,001,668	53,248,891	45,252,937
Term loans payable, net of unamortized debt issuance costs and current term loan payable	31,660,519	40,696,832	23,181,240
Operating lease liability – non-current portion	42,172,215	37,146,055	24,394,432
Other non-current liabilities	6,924,027	7,004,559	11,650,228
Total liabilities	150,758,429	138,096,337	104,478,837
Redeemable convertible preferred stock value	210,029,724	182,599,047	75,608,294
STOCKHOLDERS’ DEFICIT
Common stock value	3,000	523	309
Additional paid-in capital	62,340,384	13,232,658	5,541,971
Accumulated deficit	(240,897,635)	(155,037,211)	(82,718,334)
Total stockholders’ deficit	(178,554,251)	(141,804,030)	(77,176,054)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	182,233,902	178,891,354	$ 102,911,077
Tortoise Acquisition Corp. II
Current assets
Cash and cash equivalents	207,310	922,823
Prepaid expenses	361,499	458,325
Total current assets	568,809	1,381,148
Investments and cash held in Trust Account	345,016,637	345,000,000
Total assets	345,585,446	346,381,148
Current liabilities
Accounts payable	3,327,306	18,824
Accrued expenses	900,000	119,017
Note payable – related party	600,000
Total current liabilities	4,827,306	137,841
Total liabilities	48,643,886	57,554,991
Deferred legal fees	150,000	150,000
Deferred underwriting commissions	12,075,000	12,075,000
Derivative warrant liabilities	31,591,580	45,192,150
Class A ordinary shares subject to possible redemption	291,941,550	283,826,150
STOCKHOLDERS’ DEFICIT
Preference shares value
Class A ordinary shares value	531	612
Class B ordinary shares value	863	863
Additional paid-in capital	24,916,625	33,041,944
Accumulated deficit	(19,918,009)	(28,043,412)
Total stockholders’ deficit	5,000,010	5,000,007
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	$ 345,585,446	$ 346,381,148